Financial (costs) income - net	12 Months Ended
Dec. 31, 2024
Financial Costs [Abstract]
Financial (costs) income - Net

Note 20 - Financial (costs) income - Net:

The financial (costs) income is as follow:

	December 31, 2024		December 31, 2023		December 31, 2022
Financial income:
Interest income	Ps.	55,888	Ps.	16,640	Ps.	11,686
Interest generated by short-term bank deposits		79,183		—		—
Gain on derivative financial Instruments		7,980		—		—
Other commissions		12,812		9,429		8,154
Financial income	Ps.	155,863	Ps.	26,069	Ps.	19,840
Financial costs:
Interest cost on lease liabilities	Ps.	(1,072,774)		(762,872)		(507,875)
Interest cost on Promissory Notes		(82,588)		(619,779)		(615,592)
Loss related to modification of Promissory Notes		—		(55,527)		—
Loss related to remeasurement of Promissory Notes		—		(28,709)		—
Amortization of issuance of debt costs		(5,967)		—		—
Interest on bonus payable to related parties		(1,191)		(4,523)		(3,460)
Interest cost on credit lines		(43,773)		(16,729)		—
Interest on supplier finance arrangements and other commissions		(21,729)		(13,744)		—
Interest cost on financing of transportation and store equipment		(29,232)		(25,224)		(41,859)
Financial costs	Ps.	(1,257,254)	Ps.	(1,527,107)	Ps.	(1,168,786)
Exchange rate fluctuation:
Gain for exchange rate fluctuation		542,222		667,118		285,990
Loss for exchange rate fluctuation		(51,794)		(60,848)		(21,060)
Exchange rate fluctuation	Ps.	490,428	Ps.	606,270	Ps.	264,930
Financial costs - Net	Ps.	(610,963)	Ps.	(894,768)	Ps.	(884,016)